Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2012	$ 16,198	$ 2,220,202	$ (2,448,821)	$ (212,421)
Balance (in shares) at Dec. 31, 2012	16,197,782
Common stock issued for services	$ 1,018	497,823		498,841
Common stock issued for services (in shares)	1,017,641
Stock compensation expense		2,254,898		2,254,898
Common stock issued for purchase of license	$ 631	249,369		250,000
Common stock issued for purchase of license (in shares)	631,313
Common stock sold to related party for cash	$ 417	134,222		134,639
Common stock sold to related party for cash, shares	416,841
Common stock issued upon conversion of debt, of which 1,579,297 shares were issued to related parties	$ 83	51,375		51,458
Common stock issued upon conversion of debt (in shares)	83,103
Convertible debt discount		165,892		165,892
Common stock issued for aquisition	$ 3,202	$ 957,328		960,530
Common stock issued for acquisition, shares	3,201,776
Net loss			$ (3,956,179)	(3,956,179)
Balance at Dec. 31, 2013	$ 21,549	$ 6,531,110	$ (6,405,000)	147,659
Balance (in shares) at Dec. 31, 2013	21,548,456
Common stock issued for services	$ 1,665	747,398		749,063
Common stock issued for services (in shares)	1,665,203
Common stock issued for acquisition of Vesele product acquisition	$ 143	39,857		40,000
Common stock issued for acquisition of Vesele product acquisition, shares	142,857
Stock compensation expense to employees and Board members		1,509,005		1,509,005
Common stock issued upon conversion of debt, of which 1,579,297 shares were issued to related parties	$ 3,756	1,529,050		1,532,806
Common stock issued upon conversion of debt (in shares)	3,755,747
Convertible debt discount - Beneficial conversion feature of debt instruments		325,855		325,855
Convertible debt discount - Warrants		$ 96,532		96,532
Net loss			$ (4,826,967)	(4,794,035)
Balance at Dec. 31, 2014	$ 27,113	$ 10,778,807	$ (11,231,967)	(426,047)
Balance (in shares) at Dec. 31, 2014	27,112,263
Balance at Sep. 30, 2015				$ 309,690